Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income	$ 6,822,000	$ 3,245,000
Adjustments to reconcile net income to net cash used in operating activities:
Provision for loan losses	2,201,000	830,000
Depreciation expense	313,000	249,000
Amortization of operating right-of-use assets	164,000	145,000
Amortization of subordinated debt issuance costs	34,000	34,000
Amortization of other intangible	49,000	49,000
Net amortization of securities premiums	6,000	11,000
Accretion of deferred loan fees and costs, net	(4,988,000)	(1,370,000)
Deferred income taxes	(336,000)	(566,000)
Stock-based compensation expense	433,000	346,000
Net realized loss on sale of foreclosed real estate	73,000	92,000
Gain on sale of investment securities available for sale	(362,000)
Net gain on loans held for sale	(6,881,000)	(4,319,000)
Loans held for sale-originations	(406,216,000)	(207,062,000)
Loans held for sale-proceeds	369,379,000	167,118,000
Gain on the sale of SBA loans	(1,147,000)	(115,000)
Write-downs of other real estate owned		105,000
Increase in the cash surrender value of bank-owned life insurance	(83,000)	(80,000)
Changes in assets and liabilities which provided (used) cash:
Accrued interest receivable	(85,000)	(1,705,000)
Prepaid expenses and other assets	1,603,000	(1,640,000)
Accrued interest payable	(262,000)	48,000
Accrued expenses and other liabilities	1,891,000	824,000
Net Cash Used in Operating Activities	(37,392,000)	(43,761,000)
Cash Flows from Investing Activities
Purchase of interest-earning time deposits	(2,467,000)	(1,317,000)
Redemption of interest-earning time deposits	4,006,000	2,026,000
Purchase of investment securities available for sale		(4,008,000)
Principal repayments on investment securities available for sale	1,066,000	1,020,000
Proceeds from the sales of investment securities available for sale	5,862,000
Net increase in loans receivable	(42,536,000)	(111,775,000)
Purchase of Federal Home Loan Bank stock	(1,113,000)	(808,000)
Redemption of Federal Home Loan Bank stock	600,000	723,000
Proceeds from the sale of foreclosed real estate	563,000	1,611,000
Acquisition, net of cash acquired	1,259,000
Capitalized expenditures on other real estate owned	(350,000)	(270,000)
Purchase of premises and equipment	(588,000)	(364,000)
Net Cash Used in Investing Activities	(33,698,000)	(113,162,000)
Cash Flows from Financing Activities
Net increase in demand deposits, money markets, and savings accounts	111,838,000	112,411,000
Net (decrease) increase in certificate accounts	(19,517,000)	14,976,000
Increase (decrease) in advances from borrowers for taxes and insurance	370,000	(294,000)
Proceeds from Federal Home Loan Bank short-term borrowings	26,000,000	20,000,000
Repayment of Federal Home Loan Bank short-term borrowings	(10,000,000)	(20,000,000)
Proceeds from Federal Home Loan Bank long-term borrowings		3,922,000
Repayment of Federal Home Loan Bank long-term borrowings	(5,000,000)	(2,000,000)
Proceeds from Federal Reserve Bank long-term borrowings		52,144,000
Repayment of Federal Reserve Bank long-term borrowings	(44,239,000)	(4,010,000)
Repayment of other short-term borrowings	(10,889,000)
Dividends paid	(839,000)	(717,000)
Purchase of treasury stock	(25,000)	(349,000)
Proceeds from the reissuance of treasury stock	96,000	97,000
Proceeds from the exercise of stock options	87,000	101,000
Net Cash Provided by Financing Activities	47,882,000	176,281,000
Net (Decrease) Increase in Cash and Cash Equivalents	(23,208,000)	19,358,000
Cash and Cash Equivalents – Beginning of Year	33,913,000	14,555,000
Cash and Cash Equivalents – End of Year	10,705,000	33,913,000
Cash payments for interest	4,563,000	5,441,000
Cash payments for income taxes	2,293,000	1,124,000
Initial recognition of operating lease right-of use assets	670,000	658,000
Initial recognition of operating lease obligations	670,000	$ 658,000
Oakmont Capital Holdings, LLC [Member]
Non-cash assets acquired:
Loans held for sale	10,914,000
Premises and equipment	37,000
Goodwill	2,057,000
Other assets	24,000
Total non-cash assets acquired	13,032,000
Liabilities assumed:
Other short-term borrowings	12,515,000
Accrued interest payable	74,000
Total liabilities assumed	12,589,000
Net non-cash assets acquired	443,000
Cash and cash equivalents acquired	$ 4,259,000